SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Nov. 17, 2023	Oct. 29, 2021	Jun. 15, 2015
Property, Plant and Equipment [Line Items]
Cash	$ 2,000,000
Income tax
Cash and cash equivalents	7,825,967	$ 5,394,564			$ 5,394,564
Cash, FDIC insured amount	250,000
Cash, uninsured amount	6,742,396	4,251,124			4,251,124
Marketable securities	0
Allowance for doubtful accounts	1,395,688	1,227,135			1,227,135
Inventory valuation reserves	448,360	429,050			429,050
Depreciation expense	14,317		10,340
Amortization of capitalized software	18,463
Capitalized software	382,342
Capitalized software accumulated amortization	18,463
Capitalized software	$ 363,889	50,000			50,000
Operating lease term	12 months
Inventory write down	$ 171,502		171,502
Cost of revenue	538,427		538,427
Royalty percentage											2.40%
Royalty expense	$ 329,888		$ 215,632
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage	50.40%
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Purchase of warrants	436,364
Common Class B [Member]
Property, Plant and Equipment [Line Items]
Purchase of warrants	480,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Operating loss carryforwards valuation allowance	$ 0
Royalty percentage	20.00%
Property plant and equipment useful life	10 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating loss carryforwards valuation allowance	$ 267,000
Royalty percentage	30.00%
Property plant and equipment useful life	15 years
Software and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Capitalized computer software gross	$ 332,252
Capitalized software	$ 313,889
Software and Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Software and Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 14,317		$ 13,756
Deep Medicine Acquisition Corp [Member]
Property, Plant and Equipment [Line Items]
Cash		177,876	595,536		177,876		$ 595,536	$ 877,099	$ 2,000,000	$ 764,101
Distribution for taxes payments							554,873
Cash and marketable securities held in Trust Account		6,703,330	9,160,803		6,703,330		9,160,803	127,760,867
Net income before income taxes							274,139
Income tax				$ 68,415		$ 68,415	57,569
Operating loss carryforwards, net			0				0	0
Operating loss carryforwards valuation allowance			0				0	0
Total deferred tax assets			$ 0				0	$ 0
Federal depository insurance							$ 250,000